Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
BVVE [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Sum of years
Depreciation period	5 years
Mineral assets [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method		[1]
Depreciation period		[1]
Electrical equipment [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Sum of years
Depreciation period	5 years
Leasehold improvements [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Straight-line
Depreciation period	Shorter of the lease term and the expected life of the improvement
Buildings [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Declining balance
Depreciation period	4.00%
Vehicles [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Declining balance
Depreciation period	30.00%

[1]	From the acquisition of mineral assets in 2018 until their disposal during the year ended December 31, 2023, there has been no production.